Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Reconciliation of Revenue and Adjusted EBITDA from Segments to Consolidated
The following table sets forth, for the periods indicated, certain operating data for our Reportable Segments, and reconciles Adjusted EBITDA to operating income (loss), as reported in our accompanying consolidated statements of operations:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Net Revenues
Las Vegas Locals	$610,107	$592,652	$591,447
Downtown Las Vegas	234,191	224,275	222,715
Midwest and South	1,355,134	1,325,328	1,384,576
Total Reportable Segment Net Revenues	$2,199,432	$2,142,255	$2,198,738

Adjusted EBITDA
Las Vegas Locals	$157,312	$144,397	$137,501
Downtown Las Vegas	49,314	37,309	35,036
Midwest and South	380,942	345,058	365,245
Total Reportable Segment Adjusted EBITDA (1)	587,568	526,764	537,782
Corporate expense	(60,177)	(59,420)	(46,594)
Adjusted EBITDA	527,391	467,344	491,188

Other operating costs and expenses
Deferred rent	3,428	3,616	3,830
Depreciation and amortization	207,118	208,915	218,667
Project development, preopening and writedowns	6,907	13,747	10,371
Share-based compensation expense	19,264	18,666	18,891
Impairments of assets	18,565	48,681	5,351
Other operating charges, net	907	(13)	2,861
Total other operating costs and expenses	256,189	293,612	259,971
Operating income	$271,202	$173,732	$231,217

Reconciliation of Assets from Segment to Consolidated
The Company's total assets, by Reportable Segment, consisted of the following amounts:

	December 31,
(In thousands)	2015	2014
Assets
Las Vegas Locals	$1,155,224	$1,164,115
Downtown Las Vegas	138,159	128,682
Midwest and South	2,634,742	2,728,996
Total Reportable Segment assets	3,928,125	4,021,793
Corporate	422,775	400,591
Total assets	$4,350,900	$4,422,384

Capital Expenditures by Reportable Segment
The Company's capital expenditures by Reportable Segment, consisted of the following:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Capital Expenditures:
Las Vegas Locals	$41,772	$31,653	$30,861
Downtown Las Vegas	13,000	9,917	5,505
Midwest and South	60,887	89,029	66,683
Total Reportable Segment Capital Expenditures	115,659	130,599	103,049
Corporate	12,646	(8,786)	12,173
Other	—	—	28
Total Capital Expenditures	128,305	121,813	115,250
Change in Accrued Property Additions	2,865	15,938	6,913
Cash-Based Capital Expenditures	$131,170	$137,751	$122,163

The Company utilizes the Corporate entities to centralize the development of major renovation and other capital development projects that are included as construction in progress. After the project is complete, the corporate entities transfer the projects to the segment subsidiaries.